Balance Sheet Components - Property and equipment, net (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Property and Equipment, Net
Property and equipment, gross	$ 176,255		$ 473,202	$ 154,009
Less accumulated depreciation	(94,146)		(172,538)	(42,241)
Property and equipment, net	82,109		300,664	111,768
Depreciation	42,000	$ 10,000	136,000	50,000
Computer equipment
Property and Equipment, Net
Property and equipment, gross	$ 148,690		$ 148,832	125,139
Computer equipment | Maximum
Property and Equipment, Net
Useful Lives	4 years		4 years
Computer equipment | Minimum
Property and Equipment, Net
Useful Lives	3 years		3 years
Furniture and fixtures
Property and Equipment, Net
Property and equipment, gross	$ 27,565		$ 27,220	$ 28,870
Useful Lives	10 years		10 years
Mobile hardware
Property and Equipment, Net
Useful Lives	2 years 6 months
Phone-equipment
Property and Equipment, Net
Property and equipment, gross			$ 297,150
Useful Lives			2 years 6 months